Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional paid in capital	$ 17,998,378					$ 23,144,114			$ 23,144,114
Operating income (loss)	(5,808,824)	$ (7,469,567)		$ (8,686,940)	$ (1,350,449)
Operating profit	$ 57,368					$ 73,770		$ 9,080	$ 12,405
SINGAPORE
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	17.00%	17.00%	17.00%
SINGAPORE | First S$10,000 Taxable Income [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	75.00%	75.00%	75.00%
Income taxes paid | $		$ 10,000
SINGAPORE | Next S$190,000 Taxable Income [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	50.00%	50.00%	50.00%
Income taxes paid | $		$ 190,000
MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	24.00%	24.00%	24.00%
MALAYSIA | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional paid in capital							RM 2,500,000
Operating income (loss)			RM 50,000,000
MALAYSIA | First MYR 600,000 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	15.00%	15.00%	15.00%
Income taxes paid			RM 150,000
MALAYSIA | Exceeding MYR 600,000 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	17.00%	17.00%	17.00%
MALAYSIA | Exceeding MYR 600,000 [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	24.00%	24.00%	24.00%
Income taxes paid			RM 600,000
MALAYSIA | Exceeding MYR 600,000 [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income taxes paid			RM 150,001
CALIFORNIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	8.84%	8.84%	8.84%	8.84%